Trade and Other Receivables	12 Months Ended
Jun. 30, 2023
Trade and other receivables [abstract]
Trade and Other Receivables	NOTE 10: TRADE AND OTHER RECEIVABLES

	2023 A$	2022 A$
Current
Other receivables	886	42,483
Loss allowance	-	-
	886	42,483
GST receivables	13,832	21,877
	14,718	64,360